Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Operating activities:
Net income (loss)	$ 14,010,646	$ (962,477,542)	$ (432,380,240)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Deferred taxes	(10,097,549)	(56,222,094)	11,035,809
Loss (gain) from sale of plant and equipment and other fixed assets	(658,535)	3,832,310	(2,877,175)
Depreciation	584,241,805	748,185,169	761,808,822
Non-cash interest expense on promissory notes and long-term payables relating to license agreements	4,038,189	3,844,324	6,915,567
Amortization of acquired intangible assets	27,167,870	35,064,589	32,191,440
Share-based compensation	8,794,633	10,145,101	11,617,572
(Gain) loss from equity investment	(284,830)	1,782,142	444,211
Impairment loss of long-lived assets	8,442,050	138,294,783	106,740,667
Litigation settlement (non-cash portion)		239,637,431
Change in the fair value of commitment to issue shares and warrants	29,815,453	30,100,793
Allowance for doubtful accounts	1,076,767	111,584,756	1,188,568
Other non-cash expense	711,469
Changes in operating assets and liabilities:
Accounts receivable	(2,402,228)	(95,382,736)	97,827,390
Inventories	(19,699,304)	(22,068,328)	76,672,897
Prepaid expense and other current assets	(46,335,851)	28,920,815	(23,968,264)
Prepaid land use right	(686,498)
Accounts payable	34,205,945	35,788,601	(76,827,049)
Accrued expenses and other current liabilities	53,406,989	11,349,772	(7,487)
Other long-term liabilities	37,109,116	21,679,690
Income tax payable	1,834,118	(493,433)	(600,624)
Changes in restricted cash relating to operating activities	(30,077,566)
Net cash provided by operating activities	694,612,689	283,566,143	569,782,104
Investing activities:
Purchase of plant and equipment	(491,538,600)	(217,269,234)	(669,054,599)
Proceeds from government subsidy to purchase plant and equipment	26,876,268	54,125,325	4,181,922
Proceeds received from sale of Assets held for sale	7,810,382	1,482,716	563,008
Proceeds from sale of plant and equipment	6,375,042	3,715,641	2,319,597
Purchase of intangible assets	(21,681,441)	(59,096,987)	(79,277,586)
Purchase of short-term investments	(25,812,871)	(49,974,860)	(291,007,766)
Sale of short-term investments	23,400,000	69,903,150	278,717,347
Change in restricted cash relating to investing activities	(110,912,506)	(14,105,371)	(6,254,813)
Purchase of equity investment		(278,103)	(1,900,000)
Net cash received upon purchase of a subsidiary	1,770,603
Net cash used in investing activities	(583,713,123)	(211,497,723)	(761,712,890)
Financing activities:
Proceeds from short-term borrowings	716,676,446	726,897,421	422,575,386
Repayment of short-term borrowings	(631,485,230)	(641,291,131)	(328,317,613)
Repayment of promissory notes	(80,000,000)	(15,000,000)	(30,000,000)
Proceeds from long-term debt	10,000,000	100,945,569	285,929,954
Repayment of long-term debt	(254,382,231)	(241,655,460)	(345,770,415)
Proceeds from exercise of employee stock options	2,217,678	215,026	796,269
Proceeds from issuance of ordinary shares	199,122,212		168,100,000
Redemption of noncontrolling interest		(9,013,444)
Net cash (used in) provided by financing activities	(37,851,125)	(78,902,019)	173,313,581
Effect of exchange rate changes	(702,623)	66,544	(437,239)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	72,345,818	(6,767,055)	(19,054,444)
CASH AND CASH EQUIVALENTS, beginning of year	443,462,514	450,229,569	469,284,013
CASH AND CASH EQUIVALENTS, end of year	515,808,332	443,462,514	450,229,569
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Income taxes paid	3,444,934	9,636,901	15,997,808
Interest paid	33,686,823	37,934,992	54,423,059
SUPPLEMENTAL DISCLOSURES OF NON-CASH, INVESTING AND FINANCING ACTIVITIES
Accounts payable for plant and equipment	(342,373,019)	(105,618,026)	(99,592,362)
Long-term payable for acquired intangible assets	(5,015,672)	(28,966,666)	(70,100,000)
Receivable for sales of manufacturing equipment		$ 23,137,764	$ 17,231,000